Revenues Attributable to Different Service and Product Groups (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Segment Reporting Information [Line Items]
Revenues	$ 97,196	$ 71,360	$ 52,102
Online Education Service
Segment Reporting Information [Line Items]
Revenues	80,545	58,573	40,281
Books And Reference Materials
Segment Reporting Information [Line Items]
Revenues	6,392	5,129	4,438
Offline Education Service
Segment Reporting Information [Line Items]
Revenues	7,817	4,617	4,507
Others
Segment Reporting Information [Line Items]
Revenues	$ 2,442	$ 3,041	$ 2,876